Summary of equity attributable to Novartis AG shareholders	6 Months Ended
Jun. 30, 2022
Disclosure of equity [abstract]
Equity
5. Summary of equity attributable to Novartis AG shareholders
		Number of outstanding shares (in millions)		Issued share capital and reserves attributable to Novartis AG shareholders (in USD millions)

	Note	2022	2021	H1 2022	H1 2021

Balance at beginning of year		2 234.9	2 256.8	67 655	56 598

Shares acquired to be canceled		-61.7	-28.2	-5 381	-2 558

Other share purchases		-1.2	-1.3	-109	-128

Exercise of options and employee transactions		1.9	0.6	91	39

Equity-based compensation		8.9	8.7	437	337

Shares delivered to Alcon employees as a result of the Alcon spin-off		0.0	0.1	5	17

Taxes on treasury share transactions				11

Decrease of treasury share repurchase obligation under a share buyback trading plan	5.1			2 809	1 769

Dividends				-7 506	-7 368

Net income of the period attributable to shareholders of Novartis AG				3 916	4 955

Other comprehensive income attributable to shareholders of Novartis AG				857	354

Other movements	5.2			140	27

Balance at June 30		2 182.8	2 236.7	62 925	54 042

5.1. In December 2021, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 15.0 billion share buyback. Novartis is able to cancel this arrangement but would be subject to a 90-day waiting period under certain conditions. As of June 30, 2022, these waiting period conditions are not applicable and as a result, there was no requirement to record a current liability under this arrangement as of June 30, 2022.
5.2. Other movements include, for subsidiaries in hyperinflationary economies, the impact of the restatement of the equity balances of the current year as well as restatement of the non-monetary assets and liabilities with the general price index at the beginning of the period. See Note 6 for additional disclosures.